Derivatives Instruments Fair Value (Details) - USD ($) $ in Thousands	Mar. 31, 2015	Dec. 31, 2014	Jun. 11, 2014	Dec. 28, 2013
Foreign Currency Hedge | Accounts payable and accrued liabilities | Foreign Exchange Forward
Summary of aggregate notional amount and estimated fair value of derivative instruments
Notional	$ 132,294	$ 160,802		$ 0
Fair Value	1,594	3,402		0
Foreign Currency Hedge | Undesignated hedges: | Accounts payable and accrued liabilities | Foreign Exchange Forward
Summary of aggregate notional amount and estimated fair value of derivative instruments
Notional		140,623		0
Fair Value		3,962		0
Hygiene Line | Foreign Currency Hedge | Designated hedges: | Accounts payable and accrued liabilities | Foreign Exchange Forward
Summary of aggregate notional amount and estimated fair value of derivative instruments
Notional		0		0
Fair Value		0		0
Hygiene Line | Foreign Currency Hedge | Undesignated hedges: | Accounts payable and accrued liabilities | Foreign Exchange Forward
Summary of aggregate notional amount and estimated fair value of derivative instruments
Notional	59,037	0		0
Fair Value	53	0		0
Providência Contracts [Member] | Undesignated hedges: | Foreign Exchange Forward
Summary of aggregate notional amount and estimated fair value of derivative instruments
Fair Value			$ 0
Providência Contracts [Member] | Foreign Currency Hedge | Undesignated hedges: | Accounts payable and accrued liabilities | Foreign Exchange Forward
Summary of aggregate notional amount and estimated fair value of derivative instruments
Notional	56,542	140,623
Fair Value	2,159	3,962
Providência Instruments [Member] | Foreign Currency Hedge | Undesignated hedges: | Accounts payable and accrued liabilities | Foreign Exchange Forward
Summary of aggregate notional amount and estimated fair value of derivative instruments
Notional	16,715	20,179		0
Fair Value	$ (618)	(560)		0
Healthcare Line | Foreign Currency Hedge | Undesignated hedges: | Accounts payable and accrued liabilities | Foreign Exchange Forward
Summary of aggregate notional amount and estimated fair value of derivative instruments
Notional		0		0
Fair Value		0		$ 0
Fair Value, Measurements, Recurring
Derivatives, Fair Value [Line Items]
Debt Instrument, Fair Value Disclosure		3,962
Level 1 | Fair Value, Measurements, Recurring
Derivatives, Fair Value [Line Items]
Debt Instrument, Fair Value Disclosure		0
Level 3 | Fair Value, Measurements, Recurring
Derivatives, Fair Value [Line Items]
Debt Instrument, Fair Value Disclosure		0
Level 2 | Fair Value, Measurements, Recurring
Derivatives, Fair Value [Line Items]
Debt Instrument, Fair Value Disclosure		$ 3,962